Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 24. Subsequent Events

Cloud Computing Service Agreement

Subsequent to June 30, 2026, the Company entered into a cloud computing service agreement with a global artificial intelligence (“AI”) laboratory with an aggregate contract value of approximately $1.32 billion over a five-year term.

Under the agreement, the Company expects to deploy cloud computing solutions across data center infrastructure located in New Zealand. Revenue under the agreement is expected to commence during the first and second quarters of 2027 as the related infrastructure becomes operational and services are delivered.

The agreement supports the continued expansion of the Company’s AI Factory platform and is expected to utilize a portion of the Company’s contracted AI computing capacity. As of the date of the agreement, the Company had total AI Factory capacity of approximately 132MW, of which 116MW had been contracted to end customers, with deployment of more than 62,000 NVIDIA GPUs expected by mid-2027.

In connection with the execution of this agreement, the Company has entered into purchase commitments with hardware and infrastructure vendors totaling approximately $765.1 million to procure equipment and related infrastructure necessary to support the deployment of the contracted AI computing capacity. As of the date of issuance of these condensed consolidated financial statements, these commitments had not been recognized as liabilities because the related goods and services had not yet been received.

Cloud Computing Service Agreement

Subsequent to June 30, 2026, the Company entered into a five-year cloud computing service agreement with a global artificial intelligence (“AI”) platform with an aggregate contract value of approximately $373 million. Revenue under the agreement is expected to commence during the first quarter of 2027, subject to deployment of the required infrastructure. The initial deployment is expected to utilize 2,048 NVIDIA Blackwell Ultra B300 GPUs.

In connection with the deployment, the Company also entered into commitments to procure the required computing infrastructure, including equipment with an aggregate purchase commitment of approximately $217.2 million (inclusive of estimated taxes), which will be recognized as the related assets are received and the purchase obligations become payable.

The Company concluded that this represents a non-recognized subsequent event, and accordingly, no adjustment to the June 30, 2026 condensed consolidated financial statements has been made.

Note 24. Subsequent Events

The Company evaluated subsequent events from December 31, 2025 through the date the consolidated financial statements were issued in accordance with ASC 855, Subsequent Events. The following events occurred subsequent to December 31, 2025:

Termination of Yorkville Agreements

On December 15, 2025, the Company entered into an amendment to its agreements with Yorkville Advisors (the “YA Amendment”), which provided for the temporary suspension of certain obligations during a defined suspension period.

In January 2026, the Company completed all required payments under the YA Amendment, including principal, redemption premium, accrued interest, and related fees. As a result, all obligations under the Yorkville agreements were satisfied in full, and the agreements were terminated. No continuing liabilities remain under these arrangements.

IPO and NASDAQ Listing

In February 2026, SharonAI Holdings, Inc. completed its initial public offering and listed its common stock on the Nasdaq Stock Market. The offering generated gross proceeds of approximately $125 million, prior to deducting underwriting discounts and other offering expenses. The Company intends to use future proceeds from potential capital raises, if any, primarily for GPU acquisitions and related infrastructure deployment.

Sale of TCDC Investment

Subsequent to December 31, 2025, the Company completed the sale of its 50% membership interest in Texas Critical Data Centers, LLC (“TCDC”) to New Era Energy & Digital Inc. (“NUAI”).

On December 19, 2025, the Company entered into a binding term sheet with NUAI outlining the key terms of the transaction. The definitive agreements were executed in January 2026, at which time legal ownership of the TCDC membership interest was transferred.

Total consideration for the transaction is contractually valued at $70.0 million, consisting of cash consideration, equity in NUAI, and a secured convertible promissory note. As of December 31, 2025, the Company received a non-refundable deposit of $150,000, which is recorded as a deposit liability in the consolidated balance sheet.

The Company will recognize the sale of the investment and the related gain in the first quarter of 2026, upon completion of the transaction.